CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)					1 Months Ended																2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 05, 2017	May 02, 2017	Apr. 06, 2017	Apr. 05, 2017	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jul. 30, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Apr. 26, 2017	Feb. 14, 2017	Dec. 27, 2016	Oct. 25, 2016	Aug. 25, 2016	Feb. 28, 2018	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Principal amount					$ 1,252,097																	$ 1,252,097	$ 1,252,097	$ 1,252,097		$ 85,000
Additional proceeds amount					$ 20,000																	$ 20,000	$ 20,000	$ 20,000		$ 20,000
Convertible promissory note, interest rate					10.00%																	10.00%	10.00%	10.00%		10.00%
Proceeds from convertible debt																								$ 441,100	$ 321,500	$ 1,258,500	$ 135,000
Outstanding principal amount																										60,790
Accrued interest					$ 33,084																	$ 33,084	$ 33,084	33,084		37,109
Reclassification of derivative liabilities to equity upon conversion																								327,946	120,398	386,515
Long-term convertible notes payable [Member]
Debt conversion converted amount, principal	$ 2,600
Debt conversion converted amount, accrued interest	$ 3,716
Debt conversion converted instrument, shares issued	247,681
Convertible note payable current [Member]
Principal amount					1,252,097									$ 6,407				$ 220,000	$ 95,000	$ 85,000		1,252,097	1,252,097	1,252,097		693,790	65,000
Maturity date																		Dec. 27, 2018	Oct. 25, 2018	Aug. 25, 2017
Description of maturity date																		The 10% convertible promissory note and all accrued interest are due on December 27, 2018	The 10% convertible promissory note and all accrued interest are due on October 25, 2018.	The 10% convertible promissory note and all accrued interest were due on August 25, 2017.
Interest rate upon delayed payment of note																		18.00%	18.00%
Additional proceeds amount																		$ 200,000	$ 95,000
Convertible promissory note, interest rate																		10.00%	10.00%	10.00%
Conversion price description																		conversion price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date.	conversion price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date.	conversion price equal to a price which is 50% multiplied by the lowest trading price of the Company’s common stock during the 20 trading days immediately preceding the conversion date.
Interest rate payable after due date																				22.00%
Prepayment premium																		150.00%	150.00%
Original issuance cost																		$ 20,000	$ 5,000	$ 5,000
Common stock issued upon conversion, Shares														414,634
Common stock issued upon conversion, Amount														$ 600
Outstanding principal amount					15,700																	15,700	15,700	15,700		0
Additional shares of common stock											516,501
Debt conversion converted amount, principal	$ 2,600													6,407	$ 5,000								45,090			12,803
Debt conversion converted amount, accrued interest	$ 3,716														5,000								3,330
Debt conversion converted amount, fees														$ 600	$ 600								$ 1,200			$ 1,200
Debt conversion converted instrument, shares issued	247,681											516,501		414,634	493,023								2,243,176			2,154,261
Accrued interest					70,404																	70,404	$ 70,404	70,404		$ 13,826
Convertible note payable current [Member] | Minimum [Member]
Prepayment premium																				150.00%
Convertible note payable current [Member] | Maximum [Member]
Prepayment premium																				200.00%
Convertible note payable current [Member] | Between August 2017 and September 2017 [Member]
Principal amount																										68,000
Debt conversion converted amount, accrued interest																										4,058
Additional prepayment interest																										28,823
Convertible note payable current [Member] | Between February 2017 and March 2017 [Member]
Principal amount					$ 68,000																	$ 68,000	$ 68,000	$ 68,000		$ 68,000
Description of maturity date																								The 12% convertible promissory notes and all accrued interest were due in November 2017 and December 2017.		The 12% convertible promissory notes and all accrued interest were due in November 2017 and December 2017.
Convertible promissory note, interest rate					12.00%																	12.00%	12.00%	12.00%
Conversion price description																								conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company's common stock during the 10 trading days immediately preceding the conversion date.		conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company?s common stock during the 10 trading days immediately preceding the conversion date.
Original issuance cost					$ 6,000																	$ 6,000	$ 6,000	$ 6,000		$ 6,000
Convertible note payable current [Member] | Between February 2017 and March 2017 [Member] | Minimum [Member]
Prepayment premium					115.00%																	115.00%	115.00%	115.00%
Convertible note payable current [Member] | Between February 2017 and March 2017 [Member] | Maximum [Member]
Prepayment premium					140.00%																	140.00%	140.00%	140.00%
Long-term convertible notes payable [Member]
Principal amount		$ 110,000		$ 165,000														$ 220,000	$ 95,000
Maturity date		May 02, 2019		Apr. 05, 2019														Dec. 27, 2018	Oct. 25, 2018
Description of maturity date		The 10% convertible promissory note and all accrued interest are due on May 2, 2019		The 10% convertible promissory note and all accrued interest are due on April 5, 2019														The 10% convertible promissory note and all accrued interest are due on December 27, 2018	The 10% convertible promissory note and all accrued interest are due on October 25, 2018.
Interest rate upon delayed payment of note		18.00%		18.00%
Additional proceeds amount		$ 100,000		$ 150,000														$ 200,000	$ 95,000
Convertible promissory note, interest rate		10.00%		10.00%
Conversion price description		conversion price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date.		conversion price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date.														conversion price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date.	conversion price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date.
Prepayment premium		150.00%		150.00%
Original issuance cost		$ 10,000		$ 15,000	$ 169,150													$ 20,000	$ 5,000			$ 169,150	$ 169,150	$ 169,150		135,000
Discounted valuations					1,862,129																	1,862,129	1,862,129	1,862,129		1,386,879
Total debt discount					1,692,979																	1,692,979	1,692,979	1,692,979		1,251,879
Loss on derivative liabilities																								549,741	198,225	1,773,794	204,947
Fair value convertible instruments loss																								1,231,779	$ 168,281	(1,363,996)	(118,573)
Derivative liability recorded					2,227,805																	2,227,805	2,227,805	2,227,805		4,224,528	221,374
Amortization of debt discounts																								679,608		526,854	19,250
Debt conversion converted amount, accrued interest																										13,826	352
Accrued interest					33,084																	33,084	33,084	33,084		37,109	$ 1,883
Reclassification of derivative liabilities to equity upon conversion																								327,946
Convertible Promissory Note [Member]
Principal amount						$ 40,000			$ 53,000	$ 110,000	$ 60,000		$ 165,000								$ 40,000					$ 78,000
Description of maturity date						The 8% convertible promissory notes and all accrued interest are due in February 2019			The 12% convertible promissory note and all accrued interest are due in September 2018	The 8% convertible promissory notes and all accrued interest are due in August 2018.	The 10% convertible promissory notes and all accrued interest are due in March 2018		The 8% convertible promissory notes and all accrued interest are due in June 2018.													The 12% convertible promissory notes and all accrued interest are due in June 2018.
Interest rate upon delayed payment of note										8.00%	10.00%		8.00%													12.00%
Convertible promissory note, interest rate						8.00%			12.00%	8.00%	10.00%		8.00%								8.00%					12.00%
Conversion price description						The note holder shall have the right to convert beginning on the issuance date, the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price to a price which is 57% of the lowest trading price of the Company’s common stock during the 15 prior trading days including the day of the conversion date			conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company's common stock during the 10 trading days immediately preceding the conversion date.	conversion price equal to a price which is 52% of the volume weighted average price of the Company's common stock during the 15 trading days immediately preceding the conversion date.	conversion price equal to a price which means the lower of: i) 50% discount to the lowest trading price during the previous 20 days trading days to the date of conversion notice or ii) a 50% discount to the lowest trading price during the previous 20 trading days before the date that this note was executed.		conversion price equal to a price which is 62% of the volume weighted average price of the Company's common stock during the 10 trading days immediately preceding the conversion date.													conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company's common stock during the 10 trading days immediately preceding the conversion date.
Original issuance cost						$ 3,000			$ 3,000	$ 10,000	$ 10,000		$ 30,000								$ 3,000					$ 3,000
Convertible Promissory Note [Member] | Minimum [Member]
Prepayment premium									115.00%	115.00%	135.00%		115.00%													115.00%
Convertible Promissory Note [Member] | Maximum [Member]
Prepayment premium									140.00%	135.00%	150.00%		135.00%													140.00%
Convertible Promissory Note [Member] | Between August 2017 and September 2017 [Member]
Principal amount					68,000																	68,000	68,000	68,000
Outstanding principal amount					0																	$ 0	0	0
Debt conversion converted amount, principal																								68,000
Debt conversion converted amount, accrued interest																								4,058
Additional prepayment interest																								28,823
Convertible Promissory Note [Member] | June 2017, [Member]
Common stock issued upon conversion, Shares																						1,429,378
Outstanding principal amount					127,000																	$ 127,000	127,000	127,000
Debt conversion converted amount, principal																						38,000
Debt conversion converted amount, accrued interest																						$ 2,172
Convertible Promissory Note [Member] | July 2017 [Member]
Common stock issued upon conversion, Shares																						3,128,844
Outstanding principal amount					0																	$ 0	0	0
Debt conversion converted amount, principal																						60,000
Debt conversion converted amount, accrued interest																						3,990
Convertible Promissory Note [Member] | July 2017 One [Member]
Common stock issued upon conversion, Shares																					800,000
Outstanding principal amount					105,397																	105,397	105,397	105,397
Debt conversion converted amount, principal																					$ 4,603
Debt conversion converted amount, accrued interest																					7,197
Debt conversion converted amount, fees																					$ 1,000
Convertible Promissory Note [Member] | September 2017, [Member]
Outstanding principal amount					0																	0	0	0
Debt conversion converted amount, principal					78,000
Debt conversion converted amount, accrued interest					4,795
Additional prepayment interest					32,903
Long-term convertible note payable one [Member]
Principal amount		$ 99,000			80,000																	80,000	80,000	$ 80,000		$ 80,000
Maturity date		May 02, 2019																						Jun. 21, 2018		Jun. 21, 2018
Description of maturity date		The 10% convertible promissory note and all accrued interest are due on May 2, 2019																						The 10% convertible promissory note and all accrued interest are due on June 21, 2018		The 10% convertible promissory note and all accrued interest are due on June 21, 2018
Interest rate upon delayed payment of note		18.00%
Additional proceeds amount		$ 87,500			$ 80,000																	$ 80,000	$ 80,000	$ 80,000		$ 80,000
Convertible promissory note, interest rate		10.00%			10.00%																	10.00%	10.00%	10.00%
Conversion price description		conversion price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date.																						conversion price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date		conversion price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date
Prepayment premium		150.00%			150.00%																	150.00%	150.00%	150.00%
Original issuance cost		$ 9,000			$ 5,000																	$ 5,000	$ 5,000	$ 5,000		$ 5,000
Proceeds from convertible debt							$ 11,250																			87,500
Common stock issued upon conversion, Shares																	681,818
Common stock issued upon conversion, Amount																	$ 30,000
Outstanding principal amount					0																	0	0	0		0
Debt conversion converted amount, principal			$ 23,400
Debt conversion converted instrument, shares issued			778,702
Long-term convertible note payable one [Member] | May 2, 2017, [Member]
Outstanding principal amount					98,750																	98,750	98,750	98,750
Long-term convertible note payable Two [Member]
Debt conversion converted amount, principal																$ 24,000
Debt conversion converted amount, accrued interest																$ 2,000
Debt conversion converted instrument, shares issued																888,889
Convertible Promissory Note One [Member]
Principal amount											$ 110,000															$ 110,000
Description of maturity date											12% convertible promissory note and all accrued interest are due in April 2018.															The 12% convertible promissory notes and all accrued interest are due in June 2018.
Interest rate upon delayed payment of note											12.00%															12.00%
Convertible promissory note, interest rate											12.00%															12.00%
Conversion price description											Price equal to a price which is 50% of the volume weighted average price of the Company's common stock during the 20 trading days immediately preceding the conversion date.															conversion price equal to a price which is the lower of (1) 50% of the lowest closing price during the last 20 trading days prior to the date of hte note or (2) 50% of the lowest closing price during the last 20 trading days preceding the conversion date
Original issuance cost											$ 11,000															$ 11,000
Convertible Promissory Note One [Member] | Minimum [Member]
Prepayment premium											115.00%															135.00%
Convertible Promissory Note One [Member] | Maximum [Member]
Prepayment premium											135.00%															150.00%
Convertible Promissory Note 1 [Member]
Principal amount					$ 110,000		$ 40,000	$ 110,000														$ 110,000	$ 110,000	$ 110,000
Description of maturity date					The 8% convertible promissory notes and all accrued interest are due in December 2018		The 10% convertible promissory notes and all accrued interest are due in January 2019	The 8% convertible promissory notes and all accrued interest are due in December 2018
Convertible promissory note, interest rate					8.00%		10.00%	8.00%														8.00%	8.00%	8.00%
Conversion price description					The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 57% of the lowest trading price of the Company’s common stock during the 15 prior trading days including the day of the conversion date		The note holder shall have the right to convert beginning on the issuance date, the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to 50% of the lower of: (i) the lowest closing bid price, and (ii) the lowest trading price for the common stock during the twenty (20) consecutive trading days including and immediately preceding the conversion date. During the first 60 to 180 days following the date of this note, the Company has the right to prepay the principal and accrued but unpaid interest due under this note	The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 57% of the lowest trading price of the Company’s common stock during the 15 prior trading days including the day of the conversion date
Original issuance cost					$ 10,000		$ 2,000	$ 10,000														$ 10,000	$ 10,000	$ 10,000
Convertible Promissory Note 1 [Member] | Minimum [Member]
Prepayment premium							115.00%
Convertible Promissory Note 1 [Member] | Maximum [Member]
Prepayment premium							135.00%
Convertible Promissory Note 2 [Member]
Principal amount					$ 80,000		$ 80,000	$ 53,000														$ 80,000	$ 80,000	$ 80,000
Description of maturity date					The 10% convertible promissory notes and all accrued interest are due in March 2019		The 10% convertible promissory notes and all accrued interest are due in January 2019	The 10% convertible promissory notes and all accrued interest are due in December 2018
Convertible promissory note, interest rate					10.00%		10.00%	10.00%														10.00%	10.00%	10.00%
Conversion price description					The note holder shall have the right to convert beginning on the issuance date, the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price to a price which is 52% of the lowest trading price of the Company’s common stock during the 18 prior trading days including the day of the conversion date		The note holder shall have the right to convert beginning on the issuance date, the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price to a price which is 55% of the lowest trading price of the Company’s common stock during the 25 prior trading days to the conversion date. During the first 90 to 180 days following the date of this note	The note holder shall have the right to convert beginning on the issuance date, the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to the lower of: (i) the closing sale price of the common stock on the trading day immediately on the issuance date, and (ii) 50% of either the lowest sale price for the common stock during the twenty (20) consecutive trading days including and immediately preceding the conversion date, or the closing bid price, whichever is lower. During the first 90 to 180 days following the date of this note
Original issuance cost					$ 10,000		$ 5,500	$ 2,650														$ 10,000	$ 10,000	$ 10,000
Proceeds from convertible debt							$ 40,000
Convertible Promissory Note 2 [Member] | Minimum [Member]
Prepayment premium							135.00%	135.00%
Convertible Promissory Note 2 [Member] | Maximum [Member]
Prepayment premium							150.00%	150.00%
Convertible Promissory Note 3 [Member]
Principal amount					$ 53,000																	$ 53,000	$ 53,000	$ 53,000
Description of maturity date					The 12% convertible promissory note and all accrued interest are due in December 2018
Convertible promissory note, interest rate					12.00%																	12.00%	12.00%	12.00%
Conversion price description					The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 58% of the average of the lowest two trading prices of the Company’s common stock during the 10 trading days immediately preceding the conversion date. During the first 30 to 180 days following the date of this note, the Company has the right to prepay the principal and accrued but unpaid interest due under this note
Original issuance cost					$ 3,000																	$ 3,000	$ 3,000	$ 3,000
Convertible Promissory Note 3 [Member] | Minimum [Member]
Prepayment premium					115.00%																	115.00%	115.00%	115.00%
Convertible Promissory Note 3 [Member] | Maximum [Member]
Prepayment premium					140.00%																	140.00%	140.00%	140.00%